OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Receivables from tax authorities	$ 9,620	$ 6,913
Deferred taxes	7,158	7,036
Prepaid expenses	6,610	10,570
TJT acquisition related Receivable, see Note 3B	5,000
Others	1,653	887
Other current assets	$ 30,041	$ 25,406